Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of the intangible assets represents fees and expenses
	March 31,	June 30, 2020
Intangible assets	$-	$1,000,000
Amortization of intangible assets	-	(500,000)
Impairment of intangible assets	-	(500,000)
TOTAL	$-	$-

	June 30,	June 30,
	2020	2019
Intangible assets	$1,000,000	$-
Amortization of intangible assets	(500,000)	-
Impairment of intangible assets	(500,000)
TOTAL	$-	$-